AUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations		$ 4,206.8	$ (228.0)	$ 1,427.0
Adjustments to reconcile net changes in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss on investments		(405.0)	411.9	(769.8)
Net change in unrealized (gain) loss on investments and loans payable		(3,094.1)	520.9	117.0
Purchase of real estate properties		(581.8)	(1,147.7)	(1,059.7)
Capital improvements on real estate properties		(283.9)	(242.4)	(304.4)
Proceeds from sale of real estate properties		920.9	612.1	1,285.4
Purchases of long term investments		(1,231.2)	(1,322.6)	(1,373.4)
Proceeds from long term investments		711.2	2,357.7	1,210.5
Purchases and originations of loans receivable		(326.2)	(118.0)	(695.5)
Originations of loans receivable with related parties		(0.5)	0.0	(69.3)
Proceeds from sales of loans receivable		294.5	63.0	50.8
Proceeds from payoffs of loans receivable		110.8	28.6	50.8
(Increase) Decrease in other investments		(1,477.8)	3,398.5	(54.9)
Change in due from investment manager		8.0	(12.4)	(3.3)
Decrease (Increase) in other assets		5.6	(43.1)	23.3
Decrease (Increase) in other liabilities		25.0	(2.9)	(70.4)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES		(1,117.7)	4,275.6	(235.9)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit		500.0	540.0	250.0
Payments on line of credit		0.0	(790.0)	0.0
Mortgage loan proceeds received		188.9	0.0	47.5
Payments on mortgage loans		(207.6)	(168.9)	(106.8)
Premiums		2,981.7	2,025.9	2,655.9
Annuity payments		(47.7)	(47.8)	(47.3)
Withdrawals and death benefits		(2,312.7)	(5,814.1)	(2,570.3)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		1,102.6	(4,254.9)	229.0
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		(15.1)	20.7	(6.9)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Beginning of period cash, cash equivalents and restricted cash		61.1	40.4	47.3
Net (decrease) increase in cash, cash equivalents and restricted cash		(15.1)	20.7	(6.9)
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH		46.0	61.1	40.4
SUPPLEMENTAL DISCLOSURES
Cash paid for interest		94.9	97.8	107.8
Mortgage loan assumed as part of a real estate acquisition		0.0	289.6	181.0
Loan receivable converted to equity in real estate investment		0.0	(1.7)	0.0
Loan assignment as part of a real estate disposition		0.0	77.4	471.8
Cash and cash equivalents		21.2	37.8	15.1
Restricted cash	[1]	24.8	23.3	25.3
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH		$ 46.0	$ 61.1	$ 40.4

[1]	Restricted cash is included within other assets on the Account's Consolidated Statements of Assets and Liabilities.